SEI INSTITUTIONAL MANAGED TRUST

Large Cap Disciplined Equity Fund
Large Cap Growth Fund
Tax-Managed Large Cap Fund
Small Cap Growth Fund

Supplement Dated May 19, 2005
to the Class A Shares Prospectus Dated January 31, 2005

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

Change in Sub-Advisers for Large Cap Growth Fund

The Prospectus is hereby amended and supplemented to reflect the following change in the portfolio management of the Large Cap Growth Fund. In the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Transamerica Investment Management, LLC under the sub-section entitled "Large Cap Growth Fund" is hereby deleted and replaced with the following paragraph:

Delaware Management Company: Delaware Management Company (DMC), a series of Delaware Management Business Trust, located at One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103-7098, serves as a Sub-Adviser to the Large Cap Growth Fund. A team of investment professionals on the Growth team at DMC manages the portion of the Large Cap Growth Fund's assets allocated to DMC. The vast majority of the team joined DMC from Transamerica Investment Management, LLC in April 2005.

There are no changes to the other sub-advisers of the Large Cap Growth Fund.

Change in Sub-Advisers for Tax-Managed Large Cap Fund

The Prospectus is hereby amended and supplemented to reflect the following change in the portfolio management of the Tax-Managed Large Cap Fund. In the section entitled "Sub-Advisers and Portfolio Managers,'' the paragraph relating to Transamerica Investment Management, LLC under the sub-section entitled "Tax-Managed Large Cap Fund" is hereby deleted and replaced with the following paragraph:

Delaware Management Company: Delaware Management Company (DMC), a series of Delaware Management Business Trust, located at One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103-7098, serves as a Sub-Adviser to the Tax-Managed Large Cap Fund. A team of investment professionals on the Growth team at DMC manages the portion of the Tax-Managed Large Cap Fund's assets allocated to DMC. The vast majority of the team joined DMC from Transamerica Investment Management, LLC in April 2005.

There are no changes to the other sub-advisers of the Tax-Managed Large Cap Fund.

Change in Sub-Adviser for Small Cap Growth Fund

The Prospectus is hereby amended and supplemented to reflect the following change in the portfolio management of the Small Cap Growth Fund. In the section entitled "Sub-Advisers and Portfolio Managers," the following paragraph is added under the sub-section entitled "Small Cap Growth Fund":

Martingale Asset Management, L.P.: Martingale Asset Management, L.P. (Martingale), located at 222 Berkeley Street, Boston, Massachusetts 02116, serves as a Sub-Adviser to the Small Cap Growth Fund. A team of investment professionals at Martingale manages the portion of the Small Cap Growth Fund's assets allocated to Martingale.

There are no changes to the other sub-advisers of the Small Cap Growth Fund.

Change to Large Cap Disciplined Equity Fund's Investment Strategy

At a meeting held on March 9, 2005, the Board of Trustees of SEI Institutional Managed Trust approved a change to the investment strategy of the Large Cap Disciplined Equity Fund (the "Fund"). This change will allow the Fund the flexibility and discretion to choose the large cap index against which it will be managed. Accordingly, the text of the "Investment Strategy" section for the Fund is hereby deleted and replaced with the following:

Under normal circumstances, the Large Cap Disciplined Equity Fund will invest at least 80% of its net assets in equity securities of large companies. These securities may include common stocks, preferred stocks, warrants and derivative instruments whose value is based on an underlying equity security or basket of equity securities. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations of more than $1 billion. The Fund may also engage in short sales.

The Fund uses a multi-manager approach, relying on Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Overall, the Fund utilizes one or more Sub-Advisers who rely on rigorous application of proprietary stock analysis, rather than traditional fundamental analysis, to select securities.

The Sub-Advisers may use derivative instruments or other techniques or instruments (e.g., simultaneously taking long and short positions on similar stock securities, long-only or short-only positions) to hedge the Fund against various risks and other factors that affect the portfolio's volatility. The Sub-Advisers may also use these instruments and techniques for non-hedging purposes. The Sub-Advisers may engage in short sales in an amount up to 20% of the Fund's value (measured at the time of investment) in an attempt to capitalize on equity securities that they believe will underperform the market or their peers. When the Sub-Advisers sell securities short they may use the proceeds from the sales to purchase long positions in additional equity securities that they believe will outperform the market or their peers. This strategy may effectively result in the Fund having a leveraged investment portfolio, which results in greater potential for loss.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

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SEI INSTITUTIONAL MANAGED TRUST

Large Cap Growth Fund
Small Cap Growth Fund

Supplement Dated May 19, 2005
to the Class I Shares Prospectus Dated January 31, 2005

This Supplement provides new and additional information beyond that contained in the Class I Shares Prospectus, and should be read in conjunction with such Prospectus.

Change in Sub-Advisers for Large Cap Growth Fund

The Prospectus is hereby amended and supplemented to reflect the following change in the portfolio management of the Large Cap Growth Fund. In the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Transamerica Investment Management, LLC under the sub-section entitled "Large Cap Growth Fund" is hereby deleted and replaced with the following paragraph:

Delaware Management Company: Delaware Management Company (DMC), a series of Delaware Management Business Trust, located at One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103-7098, serves as a Sub-Adviser to the Large Cap Growth Fund. A team of investment professionals on the Growth team at DMC manages the portion of the Large Cap Growth Fund's assets allocated to DMC. The vast majority of the team joined DMC from Transamerica Investment Management, LLC in April 2005.

There are no changes to the other sub-advisers of the Large Cap Growth Fund.

Change in Sub-Adviser for Small Cap Growth Fund

The Prospectus is hereby amended and supplemented to reflect the following change in the portfolio management of the Small Cap Growth Fund. In the section entitled "Sub-Advisers and Portfolio Managers," the following paragraph is added under the sub-section entitled "Small Cap Growth Fund":

Martingale Asset Management, L.P.: Martingale Asset Management, L.P. (Martingale), located at 222 Berkeley Street, Boston, Massachusetts 02116, serves as a Sub-Adviser to the Small Cap Growth Fund. A team of investment professionals at Martingale manages the portion of the Small Cap Growth Fund's assets allocated to Martingale.

There are no changes to the other sub-advisers of the Small Cap Growth Fund.

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SEI INSTITUTIONAL MANAGED TRUST

Tax-Managed Large Cap Fund

Supplement Dated May 19, 2005
to the Class Y Shares Prospectus Dated January 31, 2005

This Supplement provides new and additional information beyond that contained in the Class Y Shares Prospectus, and should be read in conjunction with such Prospectus.

Change in Sub-Advisers for Tax-Managed Large Cap Fund

The Prospectus is hereby amended and supplemented to reflect the following change in the portfolio management of the Tax-Managed Large Cap Fund. In the section entitled "Sub-Advisers and Portfolio Managers,'' the paragraph relating to Transamerica Investment Management, LLC is hereby deleted and replaced with the following paragraph:

Delaware Management Company: Delaware Management Company (DMC), a series of Delaware Management Business Trust, located at One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103-7098, serves as a Sub-Adviser to the Tax-Managed Large Cap Fund. A team of investment professionals on the Growth team at DMC manages the portion of the Tax-Managed Large Cap Fund's assets allocated to DMC. The vast majority of the team joined DMC from Transamerica Investment Management, LLC in April 2005.

There are no changes to the other sub-advisers of the Tax-Managed Large Cap Fund.

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SEI INSTITUTIONAL MANAGED TRUST

High Yield Bond Fund

Supplement Dated May 19, 2005
to the Class A Shares Prospectus Dated January 31, 2005

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

At a meeting held on May 16, 2005, the Board of Trustees of SEI Institutional Managed Trust authorized SEI Investments Management Corporation ("SIMC") to manage limited types of securities with respect to a limited portion of the assets of the High Yield Bond Fund (the "Fund") without utilizing an investment sub-adviser.

Accordingly, the second paragraph under the sub-section entitled "Risk/Return Information Common to the Funds" on page 1 is hereby deleted and replaced with the following:

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of SIMC and one or more Sub-Advisers who manage portions of the Funds' assets in a way that they believe will help the Funds achieve their goals. SIMC acts as "manager of managers" for the Funds, and attempts to ensure that the Sub-Advisers comply with the Funds' investment policies and guidelines. SIMC also recommends the appointment of additional or replacement Sub-Advisers to the Funds' Board. In addition, to a limited extent, SIMC may also directly manage a portion of the High Yield Bond Fund's assets in a manner that it believes will help the Fund achieve its investment goal. Still, investing in the Funds involves risks, and there is no guarantee that a Fund will achieve its goal. SIMC and the Sub-Advisers make judgments about the securities markets, the economy, and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. In fact, no matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any other government agency.

In addition, the text of the "Investment Strategy" section for the Fund on page 6 is hereby deleted and replaced with the following:

Under normal circumstances, the High Yield Bond Fund will invest at least 80% of its net assets in high yield fixed income securities. The Fund will invest primarily in fixed income securities rated below investment grade (junk bonds), including corporate bonds and debentures, convertible and preferred securities, and zero coupon obligations. The Fund uses a multi-manager approach, relying on a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. To a limited extent, SIMC may also directly manage a portion of the Fund's portfolio. In managing the Fund's assets, the Sub-Advisers and, to the extent applicable, SIMC select securities that offer a high current yield as well as total return potential. The Fund's securities are diversified as to issuers and industries. The Fund's average weighted maturity may vary, and will generally not exceed ten years. There is no limit on the maturity or credit quality of any security.

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SEI INSTITUTIONAL MANAGED TRUST

Large Cap Disciplined Equity Fund
Large Cap Growth Fund
Tax-Managed Large Cap Fund
Small Cap Growth Fund
High Yield Bond Fund

Supplement Dated May 19, 2005
to the Statement of Additional Information ("SAI") Dated January 31, 2005

This Supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with such SAI.

At a meeting held on May 16, 2005, the Board of Trustees of SEI Institutional Managed Trust authorized SEI Investments Management Corporation ("SIMC") to manage limited types of securities with respect to a limited portion of the assets of the High Yield Bond Fund (the "Fund") without utilizing an investment sub-adviser.

Accordingly, the second paragraph under the "High Yield Bond Fund" sub-section on page S-8 of the section entitled "Investment Objectives and Policies" is hereby deleted and replaced with the following:

Under normal circumstances, the Fund will invest at least 80% of its net assets in high yield fixed income securities. The Fund will invest primarily in fixed income securities rated below investment grade ("junk bonds"), including corporate bonds and debentures, convertible and preferred securities, and zero coupon obligations. The sub-advisers and, to a limited extent, SIMC select securities that offer a high current yield as well as total return potential. The Fund's securities are diversified as to issuers and industries. The Fund's average weighted maturity may vary, and will generally not exceed ten years. There is no limit on the maturity or credit quality of any security. In addition, the Fund may invest in unrated securities.

Change in Sub-Advisers for the Large Cap Growth and Tax-Managed Large Cap Funds

The SAI is hereby amended and supplemented to reflect the following change in the portfolio management of the Large Cap Growth and Tax-Managed Large Cap Funds. In the sub-section entitled "The Sub-Advisers" under the section entitled "The Adviser and Sub-Advisers," the paragraph relating to Transamerica Investment Management, LLC is hereby deleted.

In addition, in the sub-section entitled "The Sub-Advisers" under the section entitled "The Adviser and Sub-Advisers," the paragraph relating to Delaware Management Company, a series of Delaware Management Business Trust, is hereby deleted and replaced with the following paragraph:

DELAWARE MANAGEMENT COMPANY-Delaware Management Company ("DMC''), a series of Delaware Management Business Trust, serves as a sub-adviser for a portion of the assets of the Large Cap Growth, Tax-Managed Large Cap, Small Cap Growth, Tax-Managed Small Cap and Small/Mid Cap Equity Funds. Delaware Investments, which is the marketing name for DMC, is a wholly-owned subsidiary of Lincoln Financial Group, the marketing name for Lincoln National Corporation.

There are no changes to the other sub-advisers of the Large Cap Growth and Tax-Managed Large Cap Funds.

Change in Sub-Adviser for the Small Cap Growth Fund

The SAI is hereby amended and supplemented to reflect the following change in the portfolio management of the Small Cap Growth Fund. In the section entitled "The Adviser and Sub-Advisers," the paragraph relating to Martingale Asset Management, L.P. is hereby deleted and replaced with the following paragraph:

MARTINGALE ASSET MANAGEMENT, L.P.-Martingale Asset Management, L.P. ("Martingale") serves as a sub-adviser for a portion of the assets of the Small Cap Value, Small Cap Growth, Small/Mid Cap Equity and Mid-Cap Funds. Martingale is a limited partnership. Martingale Asset Management Corporation is the general partner of Martingale.

There are no changes to the other sub-advisers of the Small Cap Growth Fund.

Change to Large Cap Disciplined Equity Fund's Investment Strategy

At a meeting held on March 9, 2005, the Board of Trustees of SEI Institutional Managed Trust approved a change to the investment strategy of the Large Cap Disciplined Equity Fund (the "Fund"). This change will allow the Fund the flexibility and discretion to choose the large cap index against which it will be managed. Accordingly, the "Large Cap Disciplined Equity" sub-section on page S-4 of the section entitled "Investment Objectives and Policies" is hereby deleted and replaced with the following:

LARGE CAP DISCIPLINED EQUITY FUND-The investment objective of the Large Cap Disciplined Equity Fund is capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Under normal circumstances, the Large Cap Disciplined Equity Fund will invest at least 80% of its net assets in equity securities of large companies. These securities may include common stocks, preferred stocks, warrants and derivative instruments whose value is based on an underlying equity security or basket of equity securities.

The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies of more than $1 billion. The Fund also may engage in short sales.

In addition, the Fund may invest in securities and use investment strategies and techniques included in the section entitled "Description of Permitted Investments and Risk Factors.''

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the SEC, the Fund may invest in iShares ETFs in excess of the 5% and 10% limits set forth in Section 12(d)(1)(A) of the 1940 Act, provided that the Fund complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.

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